United States
                       Securities and Exchange Commission
                             Washington, D.C. 20549

                                   FORM 24F-2
                        Annual Notice of Securities Sold
                           Pursuant to Rule 24f-2 1.

   Name and address of issuer:

   Lord Abbett  Research Fund
   90 Hudson Street
   Jersey City, New Jersey  07302-3973

   2. The name of each series or class of securities for which this Form is filed (If the Form is being filed for all series and classes of securities of the issuer, check the box but do not list series or classes): X

   3. Investment  Company  Act File  Number:  811-6650

      Securities  Act  File  Number:          33-47641

   4(a). Last day of fiscal year for which this Form is filed: November 30, 2003

   4(b). ____ Check box if this Form is being filed late (i.e., more than 90 calendar days after the end of the issuer's fiscal year).
   (See  Instruction A.2)

   Note: If the Form is being filed late, interest must be paid on the registration fee due.

   4(c). ____ Check box if this is the last time the issuer will be filing this Form.

   5.  Calculation  of  registration  fee:

        (i) Aggregate sales price of securities sold during the fiscal year pursuant to section 24(f): $ 690,842,863

        (ii) Aggregate price of securities redeemed or repurchased during the fiscal year: $(288,639,289)

        (iii) Aggregate price of securities redeemed or repurchased during any prior fiscal year ending no earlier than October 11, 1995 that were not previously used to reduce registration fees payable
              to the Commission:      $ 0

        (iv) Total available redemption credits
             [add Items 5(ii) and 5(iii):     $ (288,639,289)

        (v) Net sales - if Item 5(i) is greater than Item 5(iv)
            [subtract Item 5(iv) from Item 5(i)]:     $402,203,574
--------------------------------------------------------------------------------
        (vi) Redemption credits available for use in future years - if Item
             5(i) is less than Item 5(iv)[subtract Item 5(iv)from Item 5(i)]:$0
--------------------------------------------------------------------------------
        (vii)  Multiplier for  determining  registration  fee
        (See  Instruction  C.9): x .0001267

        (viii) Registration fee due [multiply Item 5(v) by Item 5(vii)] enter "0" if no fee is due): = $50,959.19

   6. Prepaid Shares

  If the response to Item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: _________. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: ____________.

  7. Interest due - if this Form is being filed more than 90 days after the end of the issuer's fiscal year (see Instruction D): +$ 0

  8. Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]: =$50,959.19 9.

   Date the registration fee and any interest payment was sent to the Commission's lockbox depository:

   Method of Delivery:     __X__Wire Transfer
                           ____ Mail or other means

                                   SIGNATURES

  This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

  By  (Signature  and Title)*  /s/Christina  T.  Simmons
                                Christina T.Simmons,
                                Vice President & Assistant Secretary
  Date:  February 25, 2004

  *Please print the name and title of the signing officer below the signature